Related Party Transactions - Disclosure Of Key Management Compensation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of key management personnel compensation [Line Items]
Monthly compensation	¥ 1,083	¥ 987	¥ 1,023
Bonus	196	748	1,039
Share compensation	772	364	477
Other		747
Total	¥ 2,051	¥ 2,847	¥ 2,540